Fair Value Measurements (Tables)	3 Months Ended	10 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Fair Value Disclosures [Abstract]
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis [Table Text Block]
	Held-To-Maturity	Amortized Cost	Gross Holding Gain (Loss)	Fair Value
March 31, 2021	U.S. Treasury Securities (Mature on 4/1/2021)	$350,279,327	$673	$350,680,000

December 31, 2020	U.S. Treasury Securities (Mature on 2/25/2021)	$350,218,694	$(4,298)	$350,214,396

	Level	Fair Value at December 31, 2020
Assets:
Marketable securities held in Trust Account	1	$350,218,694

Liabilities:
Warrant Liability – Public Warrants	1	$44,800,000
Warrant Liability – Private Placement Warrants	3	$21,326,510

Fair Value, Assets Measured on Recurring Basis [Table Text Block]
Description	Level	March 31, 2021	December 31, 2020
Assets:
Marketable securities held in Trust Account	1	$350,280,000	$350,218,694

Liabilities:
Warrant Liability – Public Warrants	1	$20,300,000	$44,800,000
Warrant Liability – Private Placement Warrants	3	$9,588,618	$21,326,490

Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Table Text Block]
	March 31, 2021	December 31, 2020
Unit price	$9.96	$11.30
Strike Price	$11.50	$11.50
Term (Years)	5.25	5.50
Volatility	17.1%	25.0%
Risk-free rate	0.98%	0.43%
Dividend yield	0.0%	0.0%

Schedule of Changes in Fair Value of Plan Assets [Table Text Block]
Private Placement
Fair value as of December 31, 2020	$21,326,490
Change in valuation inputs or other assumptions(1)	(11,737,872)
Fair value as of March 31, 2021	$9,588,618

(1)      Changes in valuation are recognized as a change in fair value of warrant liabilities in the condensed consolidated statement of operations.